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                                    FORM 24F2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2




1.       Name and address of issuer:    New Alternatives Fund, Inc.
                                        150 Broadhollow Road, Suite 306
                                        Melville, NY 11747


2.       Name of each series or class of funds for which this notice is filed:


3.       Investment Company Act File Number: 811-3287

         Securities Act File Number: 2-74436


4.       Last day of fiscal year for which this notice is filed: 12/31/02


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24-f2 declaration:

                                      -----


6. Date of termination of issuer's declaration under rule 24-f2 (a) (1), if applicable. (See instruction A.6)


7. Number and amount of securities of the same class of series which had been registered under the securities Act of 1993 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  Indefinite


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  N/A


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9.       Number and aggregate sale price securities sold during the fiscal year:

                           177,206 Shares            $5,145,016


10. Number and aggregate sale price securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           177,206 Shares            $5,145,016


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instructions B.7):

                            13,398 Shares            $324,604


12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                                   $5,145,016

         (ii) Aggregate price of share issued in connection with dividend reinvestment plans (from item 11, if applicable):
                                                                   $13,398

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                   $2,555,670

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24-2-2 (if applicable):
                                                                   +N/A

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24F-2 {line (i), plus line
                  (ii), less line (iii), plus line (iv)}(if applicable):
                                                                   $2,602,744
                                                                   ----------

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6), (presently $92 per one million--per Section 6B of the Security Act):


         (vii)    Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                   $      239.45
                                                                   -------------

---------------------

Instructions: Issuers should complete lines (ii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


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13.      Check box if fees are being remitted to the Commission's lockbox depositary as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                  X

         Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depositary: January 21, 2003.

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and the capacities and on the dates indicated.


By: (Signature and Title)*   /S/_____________________________________
                                David J. Schoenwald

Date: January 22, 2003

         * Please print the name and title of the signing officer below the signature.





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                                ERIC J. SCHMERTZ
                           230 PARK AVENUE, SUITE 416
                            NEW YORK, NEW YORK 10069



                                                           File 2-74436
                                                           File 811-3287



                               OPINION OF COUNSEL



To the Shareholders and Directors of
New Alternatives Fund, Inc.:


I am an Attorney at Law licensed to practice in the State of New York.

I have examined the Charter, By-Laws, Stock Certificates, Prospectus and Registration Statement of NEW ALTERNATIVES FUND, INC.

I certify that the when shares are fully paid, they are non-assessable and may be legally issued.


New York, NY
January 13, 2003



                                        /S/
                                            ----------------------------
                                                  ERIC J. SCHMERTZ